Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2015 Fund - Fidelity Simplicity RMD 2015 Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	5.79%
Annual Return 2015	(0.02%)
Annual Return 2016	7.06%
Annual Return 2017	12.52%
Annual Return 2018	(3.81%)
Annual Return 2019	14.71%
Annual Return 2020	11.33%
Annual Return 2021	6.04%
Annual Return 2022	(14.53%)
Annual Return 2023	11.62%